Condensed consolidating guarantor financial information Condensed Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Balance Sheet Statement1 [Line Items]
Cash and cash equivalents	$ 617	$ 932	$ 1,977
Trade and other receivables, net	1,136	1,051
Inventories	1,370	1,245
Inter-group receivables	0	0
Assets held for sale	144	26
Other assets	65	78
Total current assets	3,332	3,332
Investments in subsidiaries	0	0
Property, plant and equipment	2,923	3,010	3,184
Intangible assets	9,659	9,902	10,192
Inter-group receivables	0	0
Other non-current assets	768	710
Total non-current assets	13,350	13,622
Total assets	16,682	16,954
Trade and other payables	1,116	1,182
Inter-group payables	0	0
Borrowings	470	746
Liabilities directly associated with assets held for sale	34	23
Other liabilities	298	362
Total current liabilities	1,918	2,313
Borrowings	10,919	11,325
Inter-group liabilities	0	0
Other liabilities	2,193	2,359
Total non-current liabilities	13,112	13,684
Total liabilities	15,030	15,997
Net assets	1,652	957
Equity attributable to holder of the Group	1,642	948
Non-controlling interests	10	9
Total equity	1,652	957	$ 797	$ (1,125)
Parent [member]
Condensed Balance Sheet Statement1 [Line Items]
Cash and cash equivalents	0	0
Trade and other receivables, net	0	6
Inventories	0	0
Inter-group receivables	0	0
Assets held for sale	0	0
Other assets	0	0
Total current assets	0	6
Investments in subsidiaries	1,407	710
Property, plant and equipment	0	0
Intangible assets	0	0
Inter-group receivables	9	13
Other non-current assets	330	330
Total non-current assets	1,746	1,053
Total assets	1,746	1,059
Trade and other payables	33	60
Inter-group payables	0	0
Borrowings	0	1
Liabilities directly associated with assets held for sale	0	0
Other liabilities	6	5
Total current liabilities	39	66
Borrowings	0	0
Inter-group liabilities	65	45
Other liabilities	0	0
Total non-current liabilities	65	45
Total liabilities	104	111
Net assets	1,642	948
Equity attributable to holder of the Group	1,642	948
Non-controlling interests	0	0
Total equity	1,642	948
Reynolds Notes Issuers [member]
Condensed Balance Sheet Statement1 [Line Items]
Cash and cash equivalents	0	0
Trade and other receivables, net	0	0
Inventories	0	0
Inter-group receivables	717	332
Assets held for sale	0	0
Other assets	4	0
Total current assets	721	332
Investments in subsidiaries	0	0
Property, plant and equipment	0	0
Intangible assets	0	0
Inter-group receivables	6,763	7,266
Other non-current assets	282	258
Total non-current assets	7,045	7,524
Total assets	7,766	7,856
Trade and other payables	125	144
Inter-group payables	4	1
Borrowings	0	0
Liabilities directly associated with assets held for sale	0	0
Other liabilities	0	1
Total current liabilities	129	146
Borrowings	6,897	7,332
Inter-group liabilities	490	272
Other liabilities	66	81
Total non-current liabilities	7,453	7,685
Total liabilities	7,582	7,831
Net assets	184	25
Equity attributable to holder of the Group	184	25
Non-controlling interests	0	0
Total equity	184	25
Other Guarantor Entities [member]
Condensed Balance Sheet Statement1 [Line Items]
Cash and cash equivalents	457	757
Trade and other receivables, net	93	152
Inventories	1,225	1,090
Inter-group receivables	25	21
Assets held for sale	3	4
Other assets	43	57
Total current assets	1,846	2,081
Investments in subsidiaries	1,125	907
Property, plant and equipment	2,601	2,626
Intangible assets	9,306	9,556
Inter-group receivables	1,609	1,059
Other non-current assets	114	85
Total non-current assets	14,755	14,233
Total assets	16,601	16,314
Trade and other payables	786	785
Inter-group payables	718	337
Borrowings	52	338
Liabilities directly associated with assets held for sale	0	0
Other liabilities	257	314
Total current liabilities	1,813	1,774
Borrowings	4,022	3,992
Inter-group liabilities	7,304	7,637
Other liabilities	2,055	2,201
Total non-current liabilities	13,381	13,830
Total liabilities	15,194	15,604
Net assets	1,407	710
Equity attributable to holder of the Group	1,407	710
Non-controlling interests	0	0
Total equity	1,407	710
Non-guarantor Entities [member]
Condensed Balance Sheet Statement1 [Line Items]
Cash and cash equivalents	160	175
Trade and other receivables, net	1,043	893
Inventories	145	155
Inter-group receivables	0	2
Assets held for sale	141	22
Other assets	18	21
Total current assets	1,507	1,268
Investments in subsidiaries	0	0
Property, plant and equipment	322	384
Intangible assets	353	346
Inter-group receivables	149	128
Other non-current assets	42	37
Total non-current assets	866	895
Total assets	2,373	2,163
Trade and other payables	172	193
Inter-group payables	20	20
Borrowings	418	407
Liabilities directly associated with assets held for sale	34	23
Other liabilities	35	42
Total current liabilities	679	685
Borrowings	0	1
Inter-group liabilities	671	509
Other liabilities	72	77
Total non-current liabilities	743	587
Total liabilities	1,422	1,272
Net assets	951	891
Equity attributable to holder of the Group	941	882
Non-controlling interests	10	9
Total equity	951	891
Elimination of intersegment amounts [member]
Condensed Balance Sheet Statement1 [Line Items]
Cash and cash equivalents	0	0
Trade and other receivables, net	0	0
Inventories	0	0
Inter-group receivables	(742)	(355)
Assets held for sale	0	0
Other assets	0	0
Total current assets	(742)	(355)
Investments in subsidiaries	(2,532)	(1,617)
Property, plant and equipment	0	0
Intangible assets	0	0
Inter-group receivables	(8,530)	(8,466)
Other non-current assets	0	0
Total non-current assets	(11,062)	(10,083)
Total assets	(11,804)	(10,438)
Trade and other payables	0	0
Inter-group payables	(742)	(358)
Borrowings	0	0
Liabilities directly associated with assets held for sale	0	0
Other liabilities	0	0
Total current liabilities	(742)	(358)
Borrowings	0	0
Inter-group liabilities	(8,530)	(8,463)
Other liabilities	0	0
Total non-current liabilities	(8,530)	(8,463)
Total liabilities	(9,272)	(8,821)
Net assets	(2,532)	(1,617)
Equity attributable to holder of the Group	(2,532)	(1,617)
Non-controlling interests	0	0
Total equity	$ (2,532)	$ (1,617)